FINANCIAL STATEMENTS SCHEDULE I (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS

(AMOUNT IN THOUSANDS, EXCEPT SHARE AND SHARE RELATED DATA)

	2019	2020
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	27,223	21,213	3,251
Short-term investment ,net	69,618	—	—
Amounts due from subsidiaries and VIEs	44,695	167,887	25,731
Amounts due from a related party	124,862	—	—
Prepaid and other current assets	1,117	855	131
Total current assets	267,515	189,955	29,113
Investments in subsidiaries and VIEs	(1,003,436)	(652,193)	(99,953)
Total assets	(735,921)	(462,238)	(70,840)
Liabilities
Current Liabilities
Accrued expenses and other current liabilities	5,933	2,385	366
Total liabilities	5,933	2,385	366
Equity
Ordinary shares	—	—	—
Additional paid-in capital	777,408	815,042	124,911
Accumulated deficit	(1,519,731)	(1,266,848)	(194,153)
Accumulated other comprehensive income (loss)	469	(12,817)	(1,964)
Total deficit	(741,854)	(464,623)	(71,206)
Total liabilities and deficit	(735,921)	(462,238)	(70,840)

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF

COMPREHENSIVE INCOME

(AMOUNT IN THOUSANDS, EXCEPT SHARE AND SHARE RELATED DATA)

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Operating cost and expenses:
General and administrative	—	(2,886)	(6,740)	(1,033)
Total operating cost and expenses	—	(2,886)	(6,740)	(1,033)
Loss from operations	—	(2,886)	(6,740)	(1,033)
Interest income	—	4,910	7,701	1,180
Other income (loss) , net	—	1	(67,169)	(10,294)
Income before taxes and income from equity in subsidiaries and VIEs	—	2,025	(66,208)	(10,147)
Income tax expense	—	—	—	—
Equity in earnings of subsidiaries and VIEs	611,758	525,722	319,091	48,904
Net income	611,758	527,747	252,883	38,757
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	—	469	(13,286)	(2,036)
Other comprehensive income (loss)	—	469	(13,286)	(2,036)
Comprehensive income	611,758	528,216	239,597	36,721

CONSOLIDATED STATEMENTS OF COMPANY CASH FLOW STATEMENTS

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONSOLIDATED STATEMENTS OF COMPANY CASH FLOW STATEMENTS

(AMOUNT IN THOUSANDS, EXCEPT FOR SHARE AND PER SHARE DATA)

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cash flows from operating activities
Net income	611,758	527,747	252,883	38,757
Adjustments to reconcile net income to net cash used in operating activities:
Share of results of subsidiaries and VIEs	(611,758)	(525,722)	(319,091)	(48,904)
Depreciation and amortization	—	2,020	2,675	410
Impairment of short-term investment	—	—	67,169	10,294
Changes in operating assets and liabilities:
Amounts due from a related party	—	(4,938)	—	—
Amounts due from subsidiaries and VIEs	—	(44,695)	(35,702)	(5,471)
Prepaid and other current assets	—	(3,137)	(2,413)	(370)
Accrued expenses and other current liabilities	—	5,933	(3,548)	(544)
Net cash used in operating activities	—	(42,792)	(38,027)	(5,828)
Cash flows from investing activities
Loan to a related party	—	(119,924)	—	—
Purchase of short-term investment	—	(71,477)	—	—
Cash collected from loan to related parties	—	—	37,372	5,728
Net cash (used in) provided by investing activities	—	(191,401)	37,372	5,728
Cash flows from financing activities
Net proceeds from issuance of ordinary shares	—	255,928	—	—
Proceeds from exercise of options	—	—	6,982	1,070
Net cash provided by financing activities	—	255,928	6,982	1,070
Effect of foreign exchange rate changes on cash and cash equivalents	—	5,488	(12,337)	(1,891)
Net increase (decrease) in cash and cash equivalents	—	27,223	(6,010)	(921)
Cash and cash equivalents at beginning of year	—	—	27,223	4,172
Cash and cash equivalents at end of the year	—	27,223	21,213	3,251
Supplemental disclosure of significant non-cash investing and financing activities:	—	—	—	—
Decease in investment in subsidiaries and VIEs for cash dividend paid by a subsidiary on behalf of the parent to the Company’s shareholders	(400,000)	—	—	—